Exhibit 99.1

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Federal Home Loan Mortgage Corporation (the “Company”)
Banc of America Merrill Lynch Commercial Mortgage Inc.
BofA Securities, Inc. (“BofA”)
Barclays Capital Inc.
(together, the “Specified Parties”)

Re: FREMF 2019-K103 Mortgage Trust – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file titled “K-103 Red Data Tape DISTRO.xlsm” provided to us on December 3, 2019 (the “Data File”) containing information on 46 mortgage loans (the “Mortgage Loans”) and the related 46 mortgaged properties (the “Mortgaged Properties”) which we were informed are intended to be included as collateral for the offering of the certificates by FREMF 2019-K103 Mortgage Trust. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:
•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•
The term “recomputed” means recalculated and compared the results, subject to the Instructions, to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Cut-off Date” means December 1, 2019, as provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology or value, as described in Attachment C.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative ("KPMG International"), a Swiss entity

•	The term “Loan Files” means the copies of source documents made available by the Company and listed in Attachment A.

We were instructed by the Company to perform the agreed-upon procedures described below on all Mortgage Loans and all related Mortgaged Properties in the Data File.

A.
We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan Files (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan Files. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column on Attachment A, with the highest priority document listed first.

B.	Using certain information in the Data File and the Calculation Methodology, we recomputed the Recomputed Attributes for the Mortgage Loans and related Mortgaged Properties listed in the Data File.
This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the Calculation Methodology, Instructions, materiality thresholds, and information provided to us by the Company, without verification or evaluation of such Calculation Methodology, Instructions, materiality thresholds, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the Calculation Methodology, Instructions, materiality thresholds, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loans and Mortgaged Properties, (iii) the reliability or accuracy of the Loan Files, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loans being securitized, (iii) the compliance of the originator of the Mortgage Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).
The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, VA
December 3, 2019
2

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Freddie Mac Loan Number	Promissory Note, Loan Agreement, Commitment Letter, Investment Brief
Property Name	Provided by Company
Optigo Lender	Promissory Note, Loan Agreement, Security Instrument, Exhibit A to Commitment Letter
Address (Street)	Appraisal Report, Engineering Report, USPS Website
City	Appraisal Report, Engineering Report, USPS Website
County	Appraisal Report, Engineering Report, USPS Website
State	Appraisal Report, Engineering Report, Phase I Environmental Report
Zip Code	Appraisal Report, Engineering Report, USPS Website
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report, Investment Brief
Cut-off Date	Provided by Company
Original Principal Balance	Promissory Note
Note Date	Promissory Note
Note Rate	Promissory Note, Loan Modification
Rate Type	Promissory Note, Loan Agreement
Interest Calculation	Promissory Note, Loan Agreement
First Payment Date	Promissory Note, Loan Agreement
Maturity Date	Promissory Note, Loan Agreement
Payment Date	Promissory Note, Loan Agreement
Late Charge Grace Period (# of days)	Promissory Note, Loan Agreement
Amortization Type	Promissory Note, Loan Agreement
Interest Only Term	Promissory Note, Loan Modification
Prepay Provision Description	Promissory Note, Amendment to Multifamily Note
Defease To Maturity (Y/N)	Loan Agreement
Partial Defeasance Permitted (Y/N)	Promissory Note
Appraised Value	Appraisal Report, Investment Brief
Appraised Value Type	Appraisal Report, Investment Brief
Appraisal Firm	Appraisal Report
Appraisal Date	Appraisal Report
Year Built	Engineering Report, Appraisal Report, Physical Risk Report
Year Renovated	Engineering Report, Appraisal Report, Physical Risk Report
Number of Units	Rent Roll, Appraisal Report, Asset Summary Report
Low Income Units	CRA Report

Attribute	Source Document(s)
Very Low Income Units	CRA Report
Unit of Measure	Rent Roll, Appraisal Report, Asset Summary Report
# Units - Commercial	Rent Roll, Investment Brief, Appraisal Report, Asset Summary Report
Elevator (Y/N)	Engineering Report, Appraisal Report, Physical Risk Report
FIRREA Eligible (Y/N)	Appraisal Report
Zoning Status	Zoning Report, Appraisal Report
Lien Position	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Fee Simple/Leasehold	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Ground Lease Rent	Ground Lease or Ground Lease Estoppel, Loan Agreement, Tax Abatement Questionnaire
Ground Lease Expiration Date	Ground Lease or Ground Lease Estoppel, Loan Agreement
Ground Lease Expiration Date w/ Extensions	Ground Lease or Ground Lease Estoppel, Loan Agreement
U/W EGI	Asset Summary Report Excel
U/W Expenses	Asset Summary Report Excel
U/W NOI	Asset Summary Report Excel
Underwritten Annual Reserves	Asset Summary Report Excel
U/W NCF	Asset Summary Report Excel
Most Recent Period Ending	Asset Summary Report Excel
Most Recent EGI	Asset Summary Report Excel
Most Recent Expenses	Asset Summary Report Excel
Most Recent NOI	Asset Summary Report Excel
Most Recent NCF	Asset Summary Report Excel
2nd Most Recent Period Ending	Asset Summary Report Excel
2nd Most Recent EGI	Asset Summary Report Excel
2nd Most Recent Expenses	Asset Summary Report Excel
2nd Most Recent NOI	Asset Summary Report Excel
2nd Most Recent NCF	Asset Summary Report Excel
3rd Most Recent Period Ending	Asset Summary Report Excel
3rd Most Recent EGI	Asset Summary Report Excel
3rd Most Recent Expenses	Asset Summary Report Excel
3rd Most Recent NOI	Asset Summary Report Excel
3rd Most Recent NCF	Asset Summary Report Excel
Occupancy as of Date	Rent Roll
Tenant Concentration Type	Property Inspection and Lease Audit, Investment Brief, Appraisal Report, Loan Agreement for AL/IL loans

Attribute	Source Document(s)
% of Tenant Concentration	Property Inspection and Lease Audit, Investment Brief, Appraisal Report, Loan Agreement for AL/IL loans
Non-Compliance Provisions (Y/N)	Loan Agreement
Condo Ownership (% or N/A)	Loan Agreement, Security Instrument, Investment Brief
Amount Sq. Ft - Commercial	Appraisal Report, Rent Roll, Lease, Asset Summary Report Excel
Environmental Firm	Phase I Environmental Report, Database Review
Phase I Environmental Report Date	Phase I Environmental Report, Database Review
Phase II Recommended (Y/N)	Phase I Environmental Report, Physical Risk Report, Database Review
Phase II Performed (Y/N)	Phase II Environmental Report
Phase II Environmental Report Date	Phase II Environmental Report
Environmental Cost to Cure (Phase I plus Phase II)	Phase I Environmental Report & Phase II Environmental Report, Database Review
Engineering Firm	Engineering Report, Physical Risk Report
Engineering Report Date	Engineering Report, Physical Risk Report
Immediate Repairs Cost Estimate	Engineering Report, Physical Risk Report
Replacement Reserves Cost Estimate per Year	Engineering Report, Physical Risk Report
Seismic Firm	Seismic Report, Peak Ground Acceleration Report
Seismic Report Date	Seismic Report, Peak Ground Acceleration Report
Earthquake Zone 3 or 4 or PGA ≥ 0.15g (Y/N)	Seismic Report, Peak Ground Acceleration Report, Seismic Map, Engineering Report, Physical Risk Report
PML Report Required (Y/N)	Seismic Report, Peak Ground Acceleration Report, Seismic Map, Engineering Report, Physical Risk Report
PML (%)	Seismic Report, Peak Ground Acceleration Report
Green Advantage	Investment Brief, Green Assessment Green Assessment Plus, Green Report
Tax Escrow - Current Balance ($ or N/A)	Servicing Tape, computation for certain loans
Tax Escrow - Initial Deposit ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
Tax Escrow - Contractual Payment ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
Insurance Escrow - Current Balance ($ or N/A)	Servicing Tape, computation for certain loans
Insurance Reserve - Initial Deposit ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
Insurance Reserve - Contractual Payment	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
Engineering Reserve - Current Balance ($ or N/A)	Servicing Tape, computation for certain loans
Engineering Reserve - Initial Deposit ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
Engineering Reserve - Contractual Payment ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape

Attribute	Source Document(s)
Replacement Reserve - Current Balance ($ or N/A)	Servicing Tape, computation for certain loans
Replacement Reserve - Initial Deposit ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
Replacement Reserve - Contractual Payment ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
Replacement Reserve - Contractual - Cap ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
Other Reserve - Current Balance ($ or N/A)	Servicing Tape, computation for certain loans
Other Reserve - Initial Deposit ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
Other Reserve Description	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
Other Reserve - Contractual Payment ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
Other Reserve - Contractual - Cap ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
Springing Reserve Name	Loan Agreement, List of all Escrow Accounts Held, Security Instrument
Springing Reserve Amount ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument
Springing Reserve Description	Loan Agreement, List of all Escrow Accounts Held, Security Instrument
Letter of Credit Amount	Letter of Credit, Loan Agreement, Security Instrument
Letter of Credit Description	Letter of Credit, Loan Agreement, Security Instrument
Are Escrows/Reserves LOC or can be converted to LOC (Y/N)	Loan Agreement, Security Instrument
Specify Accounts for Escrows/Reserves LOC	Loan Agreement, Security Instrument
Environmental Insurance (Y/N)	Environmental Insurance Certificate, Form 1133
Flood Insurance (Y/N)	Standard Flood Hazard Determination Form, Property Insurance Certificate, Form 1133, MICT Screenshot
Windstorm Insurance (Y or N)	Property Insurance Certificate, Form 1133, MICT Screenshot
Earthquake Insurance In Place (Y/N)	Property Insurance Certificate, Form 1133, MICT Screenshot
Terrorism Insurance (Y/N)	Property Insurance Certificate, Form 1133, MICT Screenshot
Property Insurance Coverage (Y/N)	Property Insurance Certificate, Form 1133, MICT Screenshot
Liability Insurance Coverage (Y/N)	Property Insurance Certificate, Form 1133, MICT Screenshot
Cash Management (Description or N/A)	Cash Management, Lockbox Agreement, Loan Agreement
Lockbox (Y/N)	Cash Management, Lockbox Agreement, Loan Agreement
Existing Financing In Place (existing) (Y/N)	Promissory Note, Loan Agreement, Security Instrument, Secondary Financing Documents

Attribute	Source Document(s)
Existing Financing Amount (existing)	Promissory Note, Loan Agreement, Security Instrument, Secondary Financing Documents
Existing Financing Description (existing)	Promissory Note, Loan Agreement, Security Instrument, Secondary Financing Documents
Future Mezzanine Debt (Y/N)	Loan Agreement, Promissory Note, Security Instrument
Future Secondary Financing (Y/N)	Loan Agreement, Promissory Note, Security Instrument
Future Secondary Financing Description	Loan Agreement, Promissory Note, Security Instrument
Substitution Permitted (Y/N)	Loan Agreement, Promissory Note, Security Instrument
Number of Properties per Loan	Loan Agreement, Appraisal, Promissory Note, Security Instrument, Title Policy
Collateral Release Price ($ or N/A)	Promissory Note, Loan Agreement, Security Instrument, Cross Collateralization Agreement
Crossed Loans	Promissory Note, Loan Agreement, Security Instrument, Cross Collateralization Agreement
Release (Y or N or N/A)	Promissory Note, Loan Agreement, Security Instrument, Cross Collateralization Agreement
Release Provisions (Description or N/A)	Promissory Note, Loan Agreement, Security Instrument, Cross Collateralization Agreement
Loan Purpose	Loan Agreement, Settlement Statement, Investment Brief, Security Instrument
Borrowing Entity	Promissory Note, Loan Agreement, Security Instrument
Entity Type	Promissory Note, Loan Agreement, Security Instrument
State of Organization	Promissory Note, Loan Agreement, Security Instrument, Investment Brief
Borrower Principal	Provided by Company
Borrower Type	Loan Agreement, Security Instrument, Investment Brief, Promissory Note
Tenants In Common (Y/N)	Loan Agreement, Promissory Note, Security Instrument, Borrower Documents
Delaware Statutory Trust (Y/N)	Promissory Note, Loan Agreement, Security Instrument
Independent Director (Y/N)	Loan Agreement, Security Instrument
Non-Consolidation Opinion (Y/N)	Opinion of Counsel, Commitment Letter, Loan Agreement
Assumption Fee	Loan Agreement, Promissory Note, Security Instrument
Recourse(Y/N)	Promissory Note, Loan Agreement, Security Instrument, Guaranty Agreement
Recourse Description	Promissory Note, Loan Agreement, Security Instrument, Guaranty Agreement
Bad Boy Indemnitor / Guarantor	Guaranty Agreement, Non-Recourse Agreement, Loan Agreement
Environmental Indemnitor (Name or N/A)	Guaranty Agreement, Non-Recourse Agreement, Loan Agreement

Attribute	Source Document(s)
Environmental Carveout (Y/N)	Promissory Note, Loan Agreement, Guaranty Agreement, Non-Recourse Agreement
Fraud Carveout (Y/N)	Promissory Note, Loan Agreement, Guaranty Agreement, Non-Recourse Agreement
Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Promissory Note, Loan Agreement, Guaranty Agreement, Non-Recourse Agreement
Voluntary Bankruptcy Carveout (Y/N)	Promissory Note, Loan Agreement, Guaranty Agreement, Non-Recourse Agreement
Waste Carveout (Y/N)	Promissory Note, Loan Agreement, Guaranty Agreement, Non-Recourse Agreement
Borrower Or Principal Prior Bankruptcy (Y/N)	Freddie Mac Form 1115, Investment Brief
Management Company	Management Agreement, Assignment of Management Agreement, Investment Brief, Loan Agreement
Primary Servicing Fee	Exhibit A to Commitment Letter, Investment Brief, Mortgage Transaction Narrative, Servicing Tape
Master Servicing Fee	Provided by Company
Trustee Fee	Trustee Fee Bid Letter
Master Servicing Surveillance Fee	Provided by Company
CREFC Royalty Fee	CREFC Fee Letter

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Cut-off Balance
Recompute using the Original Principal Balance, Interest Calculation, Seasoning as of Cut Off Date, Interest Only Term, First Payment Date, Maturity Date, Note Rate and Monthly Debt Service, as applicable.  Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.

Maturity Balance
Recompute as the aggregate principal amount that is scheduled to be paid on the Maturity Date, excluding the principal component that is included in the Monthly Debt Service that is due on the Maturity Date using the Original Principal Balance, Interest Calculation, Seasoning as of Cut Off Date, Interest Only Term, First Payment Date, Maturity Date, Note Rate and Monthly Debt Service, as applicable.  Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.

% of Cut-off Date Pool Balance	Respective Cut-off Balance divided by sum of pool Cut-off Balances.
Monthly Debt Service	If Amortization Type is equal to “Interest Only”, set equal to Monthly Debt Service (IO). Otherwise, confirm using Promissory Note or Loan Agreement.
Monthly Debt Service (IO)
Recompute using the Original Principal Balance, Interest Calculation, Seasoning as of Cut Off Date, Interest Only Term and Note Rate.  Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.

Original Loan Term (months)	Number of payments between and including the First Payment Date and Maturity Date.
Original Amortization Term (months)	Recompute using the Original Principal Balance, Note Rate and Monthly Debt Service.
Remaining Amortization	Recompute using the Original Amortization Term (months), Seasoning as of Cut Off Date and Interest Only Term.
Remaining Term	Original Loan Term (months) minus Seasoning as of Cut Off Date.
Seasoning as of Cut Off Date	Original Loan Term (months) minus Remaining Term.
Cut-off Balance Per Unit	Cut-off Balance divided by Number of Units.
LTV at Cutoff	Cut-off Balance divided by Appraised Value.
LTV at Maturity	Maturity Balance divided by Appraised Value.

B-1

Attribute	Calculation Methodology
U/W DSCR (NCF)	U/W NCF divided by product of 12 and Monthly Debt Service.
U/W IO DSCR (NCF)	U/W NCF divided by product of 12 and Monthly Debt Service (IO).
Most Recent DSCR (NCF)	Most Recent NCF divided by product of 12 and Monthly Debt Service.
2nd Most Recent DSCR (NCF)	2nd Most Recent NCF divided by product of 12 and Monthly Debt Service.
3rd Most Recent DSCR (NCF)	3rd Most Recent NCF divided by product of 12 and Monthly Debt Service.
Occupancy Rate	Number of occupied units listed on the Rent Roll Source Document divided by Number of Units.
Monthly Rent per Unit	Monthly residential rent per the Rent Roll Source Document divided by the number of residential units per the Rent Roll, Appraisal Report, Asset Summary Report Source Documents.
% of GPR from Commercial Rental Income	Commercial income divided by the sum of commercial income and residential gross potential rent from the Rent Roll, Appraisal Report, Asset Summary Report Excel Source Documents.
CDCR (Combined DCR)
Equal to N/A if Existing Financing In Place (existing) (Y/N) is equal to “No”, or if existing financing is ‘soft debt’, where there is either no requirement for repayment, or payments are calculated from excess cash flows. Otherwise, U/W NCF divided by product of 12 and the sum of Monthly Debt Service and monthly debt service of Existing Financing In Place (existing) (Y/N).

CLTV (Combined LTV)
Equal to N/A if Existing Financing In Place (existing) (Y/N) is equal to “No”, or if existing financing is ‘soft debt’. Otherwise, sum of Cut-off Balance and Existing Financing Amount (existing), divided by Appraised Value.

Affiliated Borrowers Group Name	Recompute by grouping loans by Borrower Principal.
Special Servicing Surveillance Fee	Recompute using fee amount provided by Company and total Cut-off Balance.
Administration Fee	Sum of Primary Servicing Fee, Master Servicing Fee, Trustee Fee, Master Servicing Surveillance Fee, Special Servicing Surveillance Fee and CREFC Royalty Fee.
Net Mortgage Rate	Note Rate minus Administration Fee.

B-2

ATTACHMENT C

INSTRUCTIONS

1.
For those Compared Attributes with the source document indicated as “Provided by Company,” and those Recomputed Attributes with the calculation methodology indicated as “Provided by Company,” we were instructed by the Company to assume the attribute or result is accurate and therefore, we did not perform any procedure.

2.
For the Compared Attribute “Environmental Cost to Cure (Phase I plus Phase II)”, we were instructed by the Company to use $0 as the value for the Compared Attribute when the Source Documents (“Phase I Environmental Report & Phase II Environmental Report, Database Review”) contained an Environmental Cost to Cure of less than $5,000.

3.
For the Compared Attribute “Flood Insurance (Y/N)”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute when the Standard Flood Hazard Determination Form had the ‘No’ field marked in the ‘Determination’ section.

4.
For the Compared Attribute “Earthquake Insurance In Place (Y/N)”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute when the Compared Attribute “Earthquake Zone 3 or 4 or PGA ≥ 0.15g (Y/N)” is equal to ‘No’ or when the Compared Attribute “PML (%)” is less than or equal to 20.0%.

5.
For the Compared Attribute “Appraised Value Type”, we were instructed by the Company to use only the values “As-Is”, “As-Complete”, and “As-Stabilized” (each, an “Acceptable Value Type”). If the Appraisal Report included more than one of an Acceptable Value Type, we were instructed by the Company to use the appraised value listed in the ‘Loan Terms and Underwriting Summary’ section of the Investment Brief to determine which Appraisal Report value to use for the Compared Attribute “Appraised Value”.

6.
For the Compared Attributes “Tenant Concentration Type” and “% of Tenant Concentration”, we were instructed by the Company to exclude concentration types and percentages listed for ‘Seniors’ in the Source Documents (“Property Inspection and Lease Audit, Investment Brief, Appraisal Report, Loan Agreement for AL/IL loans”).

7.
For the Recomputed Attribute “Affiliated Borrowers Group Name”, for the Mortgaged Property with a Property Name equal to “Tapestry Park At Montclair”, we were instructed by the Company to use ‘Group 1’, as the value for the Recomputed Attribute.

C-1